LONG-TERM CONVERTIBLE NOTE (Narrative) (Details) - Convertible Debt [Member] - USD ($) $ in Thousands	Dec. 05, 2016	Dec. 31, 2017
Debt Instrument [Line Items]
Debt instrument face amount		$ 5,000
Investor [Member]
Debt Instrument [Line Items]
Debt instrument face amount	$ 4,388
Net issuance expenses	$ 612
Term of Convertible note	4 years
Maturity date	Dec. 05, 2020
Interest rate spread if paid in cash	2.50%
Interest rate if capitalized	3.00%
Long-term convertible note description	The investor has the option to convert any or all Preferred Shares into Ordinary Shares. The number of Ordinary Shares issuable upon conversion of Preferred Shares will be equal to the Stated Value (the Conversion Price of the Note on the date of the exchange of the Note for the Initial Preferred Shares), multiplied by the number of Preferred Shares to be converted, divided by the Conversion Price ($1.776,as adjusted). In no conversion situation may the holder hold more that 9.99% of the outstanding Ordinary Shares. If at any time after December 5, 2017, the Closing Price is 250% greater than the Conversion Price for at least 45 consecutive Trading Days then the Company may elect to require the investor to convert a portion or all of their outstanding Preferred Shares into Ordinary Shares. However, the company is required by the SPA to file a "shelf" registration statement with the SEC, in the event that the initial "shelf" Registration Statement is not effective as of December 5, 2017, the Mandatory Conversion Commencement Date shall be extended until the Registration Statement is effective.